Long-Term Debt - Senior Unsecured Notes (Detail) - Oct. 17, 2014 - Unsecured debt - 6.25% Senior Notes - USD ($)	Total
Debt Instrument [Line Items]
Face amount	$ 250,000,000
Stated interest rate	6.25%